Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	DIVERSINET CORP
Entity Central Index Key	0000918387
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	div
Entity Common Stock, Shares Outstanding	43,009,347
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 7,397,025	$ 12,458,750
Accounts receivable, net (note 3(c))	287,155	75,150
Prepaid expenses	64,252	52,773
Total current assets	7,748,432	12,586,673
Property and equipment, net (note 4)	207,301	180,983
Total assets	7,955,733	12,767,656
Liabilities and Shareholders' Equity
Accounts payable	217,539	143,253
Accrued liabilities (note 5)	281,011	562,994
Deferred revenue	284,583	45,167
Total current liabilities	783,133	751,414
Shareholders' equity:
Unlimited common shares Issued and outstanding: 43,009,347 (42,285,171 - 2010) common shares (note 7)	85,848,861	85,583,198
Additional paid-in capital	19,755,623	19,346,409
Share purchase warrants (note 7)	39,318	21,242
Deficit	(96,950,481)	(91,413,886)
Accumulated other comprehensive income:
Cumulative translation adjustment	(1,520,721)	(1,520,721)
Total shareholders' equity	7,172,600	12,016,242
Total liabilities and shareholders' equity	7,955,733	12,767,656
Commitments and contingencies (note 11)

Consolidated Balance Sheets [Parenthetical]	Dec. 31, 2011	Dec. 31, 2010
Unlimited common shares Issued	43,009,347	42,285,171
Unlimited common shares outstanding	43,009,347	42,285,171

Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (note 6)	$ 1,291,714	$ 4,931,834	$ 7,972,929
Cost of revenues	104,600	22,860	175,138
Gross margin	1,187,114	4,908,974	7,797,791
Expenses:
Research and development	2,927,551	3,112,225	3,351,742
Sales and marketing	1,664,996	1,783,211	1,448,000
General and administrative	2,058,702	1,888,908	2,326,380
Depreciation	62,967	65,788	75,559
Operating Expenses, Total	6,714,216	6,850,132	7,201,681
Income (loss) before the undernoted:	(5,527,102)	(1,941,158)	596,110
Foreign exchange gain (loss)	(31,662)	190,448	1,253,375
Interest income, net	22,169	57,277	61,314
Other income (note 6)	0	3,560,707	0
Net income (loss) for the year and comprehensive net income (loss)	$ (5,536,595)	$ 1,867,274	$ 1,910,799
Basic and diluted earnings (loss) per share (note 8) (in dollars per share)	$ (0.13)	$ 0.04	$ 0.04
Weighted average common shares outstanding (in shares)	42,587,632	45,029,121	47,191,669
Weighted average fully diluted common shares outstanding (in shares)	42,587,632	45,029,121	47,295,515

Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Warrant [Member]	Retained Earnings [Member]	Accumulated Translation Adjustment [Member]	Total
Balance at Dec. 31, 2008	$ 93,189,047	$ 7,571,583	$ 13,687	$ (95,191,959)	$ (1,520,721)	$ 4,061,637
Net income (loss)				1,910,799		1,910,799
Stock options, warrants exercised	254,074					254,074
Shares issued for services	414,188		7,732			421,920
Compensation expense		787,338				787,338
Warrants cancelled or expired			(13,687)			(13,687)
Value of options exercised	418,797	(418,797)				0
Balance at Dec. 31, 2009	94,276,106	7,940,124	7,732	(93,281,160)	(1,520,721)	7,422,081
Net income (loss)				1,867,274		1,867,274
Stock options, warrants exercised	128,604					128,604
Shares issued for services	284,750		13,510			298,260
Compensation expense		421,173				421,173
Value of options exercised	84,288	(84,288)				0
Shares cancelled	(9,190,550)	11,129,844				1,939,294
Options cancelled or forfeited		(60,444)				(60,444)
Balance at Dec. 31, 2010	85,583,198	19,346,409	21,242	(91,413,886)	(1,520,721)	12,016,242
Net income (loss)				(5,536,595)		(5,536,595)
Shares issued for services	265,663		18,076			283,739
Compensation expense		409,214				409,214
Balance at Dec. 31, 2011	$ 85,848,861	$ 19,755,623	$ 39,318	$ (96,950,481)	$ (1,520,721)	$ 7,172,600

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash provided by (used in) Operating activities:
Net income (loss) for the year	$ (5,536,595)	$ 1,867,274	$ 1,910,799
Items not involving cash:
Depreciation	62,967	65,788	75,559
Foreign exchange gain	(31,699)	(167,297)	(1,151,363)
Other income	0	(3,060,707)	0
Stock-based compensation expense	669,952	658,991	1,195,570
Changes in non-cash working capital:
Accounts receivable	(212,005)	4,567	(79,717)
Prepaid expenses	(11,479)	(17,591)	22,164
Accounts payable	74,286	(5,278)	(19,547)
Accrued liabilities	(258,982)	266,738	(215,706)
Deferred revenue	239,416	(88,833)	(2,512,356)
Cash used in operations	(5,004,139)	(476,348)	(774,597)
Cash provided by (used in) Financing activities:
Issue of common shares for cash	0	128,604	254,075
Cash provided by financing activities	0	128,604	254,075
Cash provided by (used in) Investing activities:
Purchase of property and equipment	(89,285)	(28,645)	(38,421)
Cash used in investing activities	(89,285)	(28,645)	(38,421)
Foreign exchange gain on cash held in foreign currency	31,699	167,297	1,151,363
Net increase (decrease) in cash and cash equivalents	(5,061,725)	(209,092)	592,420
Cash and cash equivalents, beginning of year	12,458,750	12,667,842	12,075,422
Cash and cash equivalents, end of year	7,397,025	12,458,750	12,667,842
Supplemental cash flow information:
Interest received	22,169	57,277	61,314
Supplemental disclosure relating to non-cash financing and investing activities:
Issuance of shares to employees and Board (note 7)	265,663	284,750	414,188
Cash and cash equivalents is comprised of:
Cash	253,715	443,684	563,471
Cash equivalents	7,143,310	12,015,066	12,104,371
Cash and cash equivalents	$ 7,397,025	$ 12,458,750	$ 12,667,842

Basis of presentation	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]
1.	Basis of presentation:

These consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue in operation for the foreseeable future and be able to realize its assets and satisfy its liabilities in its normal course of business. Certain conditions and events exist that cast substantial doubt on the Company’s ability to continue as a going concern. The Company incurred a significant loss from operations in 2011 and used significant amounts of cash in operating activities during 2011.

Continued operations depend upon the Company’s ability to generate future profitable operations and/or obtain additional financing to fund future operations and, ultimately, to generate positive cash flows from operating activities. There can be no assurance that the Company will be successful in obtaining additional financing or generating positive cash flows from operations.

Should the Company be unable to generate positive cash flows from operations or secure additional financing in the foreseeable future, the application of the going concern principle for financial statement reporting purposes may no longer be appropriate. These financial statements do not include any adjustments related to the valuation or classification of recorded asset amounts or the amounts or classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

Significant accounting policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	Significant accounting policies:

Effective December 31, 2010, the Company adopted U.S. generally accepted accounting principles (“U.S. GAAP”) for the presentation of its consolidated financial statements for Canadian and United States reporting requirements. The Company historically prepared its annual and interim consolidated financial statements in conformity with Canadian generally accepted accounting principles (“Canadian GAAP”) with reconciliation in its annual consolidated financial statements to U.S. GAAP. Canadian GAAP changed to International Financial Reporting Standards (“IFRS”) effective for public companies for periods beginning January 1, 2011. The decision to adopt U.S. GAAP was approved by the Company’s Board of Directors after due consideration of benefits and disadvantages of reporting under U.S. GAAP versus IFRS.

(a)	Consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated.

(b)	Non-accelerated filers exemption:

On September 15, 2010, the SEC published a final rule removing the requirements for non-accelerated filers to include an auditor’s report on the effectiveness of a registrant’s internal control over financial reporting and conforming the SEC rules concerning management’s disclosure in the annual report regarding inclusion of such a report to provide that the disclosure only applies if such a report is included. Without this exemption, non-accelerated filers with fiscal years ending on or after June 15, 2010 would have been required to comply with the internal control audit requirements of the Sarbanes-Oxley Act. As the Company qualifies as a non-accelerated filer, it is not required to have an auditor’s report on the effectiveness of its internal control over financial reporting. The requirement would change in future years if the Company no longer qualified to be a non-accelerated filer.

(c)	Adoption of new accounting standards:

Effective January 1, 2011 and applied prospectively, the Company adopted Accounting Standards Update 2009-13, “Revenue Recognition (ASC Topic 605): Multiple-Deliverable Revenue Arrangements” (ASU 2009-13). ASU 2009-13 applies to multiple deliverable revenue arrangements that are currently within the scope of FASB ASC Subtopic 605-25 (previously included in Emerging Issues Task Force Issue No. 00-21, “Revenue Arrangements with Multiple Deliverables”). ASU 2009-13 provides principles and application guidance on whether multiple deliverables exist, how the arrangement should be separated, and the consideration allocated. It also requires an entity to allocate revenue in an arrangement using estimated selling prices of deliverables if a vendor does not have vender-specific objective evidence (“VSOE”) or third-party evidence of selling price. The guidance eliminates the use of the residual method, requires entities to allocate revenue using the relative-selling-price method, and significantly expands the disclosure requirements for multiple-deliverable revenue arrangements. The application of this standard did not have an impact to the Company’s financial statements.

Effective January 1, 2011 and applied prospectively, the Company adopted Accounting Standards Update 2009-14 (ASC Topic 985): “Certain Revenue Arrangements that Include Software Arrangements” (ASU 2009-14). ASU 2009-14 focuses on determining which arrangements are within the scope of the software revenue guidance in ASC Topic 985 (previously included in AICPA Statement of Position No. 97-2, “Software Revenue Recognition”) and those that are not. ASU 2009-14 removes tangible products from the scope of the software revenue guidance if the products contain both software and non-software components that function together to deliver a product’s essential functionality and provides guidance on determining whether software deliverables in an arrangement that includes a tangible product are within the scope of the software revenue guidance. The application of this standard did not have an impact to the Company’s financial statements.

(d)	Changes in accounting policies not yet adopted:

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Comprehensive Income” (Topic 220) - Presentation of Comprehensive Income (ASU 2011-05), to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity. ASU 2011-05 is effective for us in our first quarter of Fiscal 2012 and will be applied retrospectively. We are currently evaluating the impact on our consolidated financial statements.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (ASU 2011-04), to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for level 3 fair value measurements (as defined in note 14 below). ASU 2011-04 is effective for us in our first quarter of Fiscal 2012 and we believe these provisions will not have a material impact on our consolidated financial statements.

(e)	Impairment or disposal of long-lived assets:

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the carrying amount of an asset or asset group that is held and used exceeds the projected undiscounted future cash flows expected from its use and disposal, and is measured as the amount by which the carrying amount of the asset or asset group exceeds its fair value which is measured by discounted cash flows when quoted market prices are not available. For assets or asset groups available-for-sale, an impairment loss is recognized when the carrying amount exceeds the fair value less costs to sell.

(f)	Revenue recognition:

The Company derives revenue from licensing its products and providing related services, including installation, integration, maintenance and out-of-pocket expenses.

(i) License revenue:

We recognize revenues in accordance with ASC Topic 985-605, “Software Revenue Recognition”. We record product revenues from software licenses and products when persuasive evidence of an arrangement exists, the software product has been shipped, there are no significant uncertainties surrounding product acceptance by the customer, the fees are fixed and determinable, and collection is considered probable. We use the residual method to recognize revenues on delivered elements when a license agreement includes one or more elements to be delivered at a future date if evidence of the fair value of all undelivered elements exists. If an undelivered element for the arrangement exists under the license arrangement, revenues related to the undelivered element is deferred based on VSOE of the fair value of the undelivered element. Our multiple-element sales arrangements include arrangements where software licenses and the associated post contract customer support (PCS) are sold together. We have established VSOE of the fair value of the undelivered PCS element based on the contracted price for renewal PCS included in the original multiple element sales arrangement, as substantiated by contractual terms and our significant PCS renewal experience, from our existing worldwide base. Our multiple element sales arrangements generally include irrevocable rights for the customer to renew PCS after the bundled term ends. The customer is not subject to any economic or other penalty for failure to renew. Further, the renewal PCS options are for services comparable to the bundled PCS and cover similar terms. It is our experience that customers generally exercise their renewal PCS option. In the renewal transaction, PCS is sold on a stand-alone basis to the licensees one year or more after the original multiple element sales arrangement. The exercised renewal PCS price is consistent with the renewal price in the original multiple element sales arrangement, although an adjustment to reflect consumer price changes is not uncommon. If VSOE of fair value does not exist for all undelivered elements, all revenues are deferred until sufficient evidence exists or all elements have been delivered. We assess whether payment terms are customary or extended in accordance with normal practice relative to the market in which the sale is occurring. Our sales arrangements generally include standard payment terms. These terms effectively relate to all customers, products, and arrangements regardless of customer type, product mix or arrangement size.

The Company enters into software license agreements that provide for future license payments to be made based on the number of users. Customers who exceed their licensed fixed level of users are required to pay additional license fees. Revenue associated with additional users is recognized when the amount becomes determinable, and when the requirements of revenue recognition as set out above have been met. Fees related to contracts that require the Company to deliver unspecified additional products are deferred and recognized ratably over the contract term.

In instances when licenses are granted and the Company commits to deliver major product upgrades that meet the definition of an unspecified additional software product, the entire arrangement fee is accounted for as a subscription. Under subscription accounting, the fee is recognized ratably over the non-cancellable term of the arrangement beginning with the delivery of the first product.

(ii) Service revenue:

Typically, software license agreements are multiple element arrangements as they also include consulting, related maintenance and/or implementation services fees. Arrangements that include consulting services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangements. The Company’s software products are generally fully functional upon delivery and implementation and do not require any significant modification or alteration for customer use, however, for larger customers, customization services may be significant. Customers generally purchase consulting services to facilitate the adoption of the Company’s technology and may contract with the Company to have dedicated personnel to participate in the services being performed, but the customer may also decide to use their own resources or appoint other professional service organizations to provide these services.

When the services are considered essential to the functionality of the software, the Company recognizes both the software product revenue and services revenue under the proportional performance method based on direct labour costs incurred to date as a percentage of total estimated direct labour costs to complete the project as this better reflects the pattern in which the Company’s obligations to its customers are fulfilled and revenue is earned. When services are not considered essential, the entire arrangement fee is allocated to each element in the arrangement based on the respective vendor specific objective evidence (“VSOE”) of the fair value of each element. VSOE used in determining the fair value of license revenue is based on the price charged by the Company when the same element is sold in similar quantities to a customer of similar size and nature. VSOE used in determining fair value for installation, integration and training is based on the standard daily rates for the type of service being provided multiplied by the estimated time to complete the task. VSOE used in determining the fair value of maintenance and technical support is based on annual renewal rates. The revenue allocable to the software license is recognized when the product revenue criteria are met. The revenue allocable to the consulting services is recognized as the services are performed. In instances where VSOE exists for undelivered elements but does not exist for delivered elements of a software arrangement, the Company uses the residual method of allocation of the arrangement fees for revenue recognition purposes. For arrangements containing multiple elements wherein VSOE of fair value does not exist for all undelivered elements, revenue for the delivered and undelivered elements is deferred until VSOE of fair value exists or all elements have been delivered.

Consulting, implementation and training revenues are recognized as the services are performed, generally on a time and materials basis. Consulting revenues attributed to fixed price arrangements are recognized using the proportional performance method based on direct labour costs incurred to date as a percentage of total estimated direct labour costs to complete the project as this better reflects the pattern in which the Company’s obligations to its customers are fulfilled and revenue is earned. When total cost estimates exceed revenues in a fixed price arrangement, the estimated losses are recognized immediately based upon an average fully burdened daily cost rate applicable to the consulting individuals delivering the services.

(iii) Maintenance revenue:

Maintenance and support revenues paid in advance are non-refundable and are recognized ratably over the term of the agreement, which typically is twelve months. Maintenance generally includes the right to receive unspecified updates and upgrades, determined solely by the Company, after the software license period begins. These unspecified update and upgrade rights generally provide for the customer to receive bug fixes and future enhancements, respectively, to the existing software. Maintenance revenue is recognized ratably over the term of the maintenance contract.

(iv) Deferred revenue:

Product and services revenues that have been prepaid but do not yet qualify for recognition as revenue under the Company’s revenue recognition policy are reflected as deferred revenue on the consolidated balance sheets.

(g)	Cash and cash equivalents:

Cash and cash equivalents include cash on account and short-term investments in money market instruments with original maturities of 90 days or less when acquired.

(h)	Investment tax credits:

Investment tax credits are accrued when qualifying expenditures are made and there is reasonable assurance that the credits will be realized. Investment tax credits earned with respect to current expenditures for qualified research and development activities are included in the consolidated statements of operations and comprehensive income (loss) as a reduction of related expenses in the year the refund is received. In 2011, the Company reduced research and development expenses by $205,000 (2010 - $208,000, 2009 - $nil) for refunds received during the year in relation to the prior year’s scientific research and development claims. Assistance related to the acquisition of property and equipment used for research and development is credited against the related property and equipment.

(i)	Research and development costs:

Research and development costs internally incurred in creating computer software to be sold, licensed or otherwise marketed are expensed as incurred unless they meet certain criteria for deferral and amortization. Costs related to research, design and development of products are charged to expenses as incurred and capitalized between the dates that the product is considered to be technologically feasible and is considered to be ready for general release to customers. In our historical experience, the dates relating to the achievement of technological feasibility and general release of the product have substantially coincided. In addition, no significant costs are incurred subsequent to the establishment of technological feasibility. As a result, we do not capitalize any research and development costs relating to internally developed software to be sold, licensed or otherwise marketed.

(j)	Foreign currency translation:

The Company uses the U.S. dollar as its measurement and reporting currency in the preparation of its consolidated financial statements.

Monetary assets and liabilities denominated in foreign currencies are translated into United States dollars at the exchange rates prevailing at the consolidated balance sheet dates. Non-monetary assets and liabilities are translated at historical rates. Transactions in foreign currencies are translated into United States dollars at the approximate rates prevailing at the dates of the transactions. Foreign exchange gains and losses are included in the net income (loss) for the period.

(k)	Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided over the estimated useful lives of the assets as follows:

Asset	Basis	Rate
Computer hardware	Declining balance	30%
Computer software	Declining balance	30%
Furniture and fixtures	Declining balance	20%
Leasehold improvements	Straight-line	Over term of lease

(l)	Income taxes:

Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements that will result in taxable or deductible amounts in future years. These temporary differences are measured using enacted tax rates. A valuation allowance is recorded to reduce deferred tax assets to the extent that we consider it is more likely than not that a deferred tax asset will not be realized. In determining the valuation allowance, we consider factors such as the reversal of deferred income tax liabilities, projected taxable income, and the character of income tax assets and tax planning strategies. A change to these factors could impact the estimated valuation allowance and income tax expense.

We account for our uncertain tax positions by using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not, based solely on the technical merits, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the appropriate amount of the benefit to recognize. The amount of benefit to recognize is measured as the maximum amount which is more likely than not to be realized. The tax position is derecognized when it is no longer more likely than not capable of being sustained. On subsequent recognition and measurement the maximum amount which is more likely than not to be recognized at each reporting date will represent the Company’s best estimate, given the information available at the reporting date, although the outcome of the tax position is not absolute or final.

(m)	Earnings per share:

Basic earnings per share is computed using the weighted average number of common shares that are outstanding during the year. Diluted earnings per share is computed using the weighted average number of common and potential common shares outstanding during the year. Potential common shares consist of the incremental number of common shares issuable upon the exercise of stock options and warrants and are calculated using the treasury stock method.

(n)	Share-based compensation:

Share-based compensation cost is measured on the grant date, based on the calculated fair value of the award. Share-based payment awards with graded vesting are treated as a single award when estimating fair value. Compensation cost is recognized on a straight-line basis over the employee requisite service period, which is the stated vesting period of the award, provided that total compensation cost recognized at least equals the pro rata value of the award that has vested. Compensation cost is initially based on the estimated number of options for which the requisite service is expected to be rendered and is subsequently adjusted to the actual amounts incurred.

(o)	Measurement uncertainty:

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of revenue and expenses during the period. The Company bases estimates on historical experience and on various other assumptions that are considered reasonable at that time, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Significant estimates are used in determining, but not limited to, the allowance for doubtful accounts income tax valuation allowance, share-based compensation, the useful lives of depreciable assets, recoverability of property and equipment and the recognition of contingencies. Actual results could differ from those estimates.

Financial instruments	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
3.	Financial instruments:

a) For cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities carrying amounts approximate fair value due to the relatively short periods to maturity of these financial instruments. Classification of the Company’s financial instruments are as follows:

	2011	2010
Financial assets:
Held for trading, measured at fair value:
Cash and cash equivalents	$7,397,025	$12,458,750

Loans and receivables measured at amortized cost:
Accounts receivable	$287,155	$75,150

Financial liabilities, measured at amortized cost:
Accounts payable	217,539	143,253
Accrued liabilities	281,011	562,994
	$498,550	$706,247

The Company had neither available for sale, nor held to maturity financial instruments during the periods ended December 31, 2011, 2010 and 2009.

b) Investment income: The Company has recorded investment income in relation to the following financial instruments:

	2011	2010	2009
Financial assets held for trading:
Interest income earned on cash and cash equivalents	$22,169	$57,277	$61,314
	$22,169	$57,277	$61,314

(c) Accounts receivable: The Company’s accounts receivable is comprised of the following:

	2011	2010	2009
Trade receivables	$287,155	$75,150	$104,717
Allowance for doubtful accounts	–	–	(25,000)
	$287,155	$75,150	$79,717

Property and equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment:
December 31, 2011	Cost	Accumulated depreciation	Net book value
Computer hardware	$1,183,836	$1,108,432	$75,404
Computer software	525,623	504,198	21,425
Furniture and fixtures	316,870	210,633	106,237
Leasehold improvements	38,374	34,139	4,235
	$2,064,703	$1,857,402	$207,301

December 31, 2010	Cost	Accumulated depreciation	Net book value
Computer hardware	$1,171,825	$1,078,690	$93,135
Computer software	525,623	495,016	30,607
Furniture and fixtures	241,910	193,444	48,466
Leasehold improvements	36,060	27,285	8,775
	$1,975,418	$1,794,435	$180,983

Depreciation expense for the year ended December 31, 2011 amounted to $62,967 (2010 - $65,788).

Accrued liabilities	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued Liabilities [Text Block]
5.	Accrued liabilities:
	2011	2010
Compensation	$144,574	$401,573
Professional fees	76,727	76,473
Miscellaneous	59,710	84,948
	$281,011	$562,994

AllOne Mobile Corporation settlement agreement	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
Life Settlement Contracts, Disclosure [Text Block]
6.	AllOne Mobile Corporation settlement agreement:

In September 2008, the Company entered into a license and revenue share agreement (“2008 Agreement”) with AllOne Mobile Corporation (“AllOne”). AllOne is a subsidiary of AllOne Health Group Inc. (”AHG”) who in turn is a subsidiary of Hospital Services Association of Northeastern Pennsylvania (“HSA”). Through a private placement in 2007, HSA acquired 6,756,757 common shares of the Company for cash. Under the terms of the Agreement, Diversinet provided an exclusive worldwide right to AllOne to sub-license certain Diversinet software in combination with AllOne’s software, in the mobile personal health record market. Diversinet was required to provide second and third level support as well as two major product upgrades per year in exchange for a minimum annual fee of $5.5 million in the first contract year, and $7 million in years two and three. The Company concluded that the Company’s commitment to deliver major product upgrades met the definition of an unspecified additional software product. If an arrangement includes unspecified additional software products, the entire arrangement would be accounted for as a subscription. Under subscription accounting, the fee is recognized ratably over the non-cancellable term of the arrangement beginning with the delivery of the first product.

During January 2010, AllOne and AHG commenced a legal proceeding in Pennsylvania seeking the termination of the Agreement upon payment of $3,000,000 to Diversinet. On June 17, 2010, the parties entered into a Settlement and Mutual Release Agreement whereby the 2008 Agreement was terminated, including any future revenue sharing obligations and AllOne paid Diversinet $4,000,000 and HSA returned 6,956,152 Diversinet common shares to Diversinet for cancellation. Diversinet also retained complete ownership and control over its related intellectual property developed during the term of the 2008 Agreement. The Company recognized $3,500,000 as revenues in Q2 2010 as it related to products and services delivered prior to the termination date. The difference between the fair value of total consideration received of $7,060,707 and the amount recognized as revenue was recognized as other income (being $500,000 in cash and $3,060,707 relating to the return of 6,956,152 Diversinet common shares by HSA). In calculating the value of the consideration received, the Company valued the returned common shares using the closing price of the Company’s shares on the day immediately prior to the date of the Settlement Agreement. Between 2007 and 2009 HSA was granted 199,000 Diversinet common shares as compensation for the services of a Director that were included in the common shares returned under the settlement agreement.

Share capital, warrants and common share purchase options and redeemable common shares	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
7.	Share capital, warrants and common share purchase options and redeemable common shares:

There are an unlimited number of authorized common shares with no par value.

The following details the changes in issued and outstanding common shares and warrants:

	Compensation options and warrants (1)		Common shares
	Number	Amount	Number	Amount
Balance December 31, 2008	15,000	$13,687	47,031,935	$93,189,047
Professional services (a)	170,000	7,732	–	–
Board compensation (b)	–	–	168,750	102,188
Warrants cancelled and expired (c)	(15,000)	(13,687)	–	–
Stock options, warrants exercised (e)	–	–	635,187	672,871
Shares issued (f)	–	–	500,000	312,000
Balance December 31, 2009	170,000	$7,732	48,335,872	$94,276,106
Professional services (a)	210,000	13,510	–	–
Board compensation (b)	–	–	325,000	148,250
Warrants cancelled and expired (c)	(100,000)	–	–	–
Stock options, warrants exercised (e)	–	–	280,451	212,892
Shares issued (f)	–	–	300,000	136,500
Shares cancelled (g)	–	–	(6,956,152)	(9,190,550)
Balance December 31, 2010	280,000	$21,242	42,285,171	$85,583,198
Professional services (a)	–	18,076	–	–
Board compensation (b)	–	–	374,176	134,663
Employee bonus (d)	–	–	50,000	23,000
Shares issued (f)	–	–	300,000	108,000
Balance December 31, 2011	280,000	$39,318	43,009,347	$85,848,861

(1) These compensation options and warrants exclude the options issued under our share option plan (note 12).

Shares issued for other than cash consideration are valued at their market price at the date of agreement for issuance.

(a)	Professional services:

On September 15, 2009 the Company entered into an agreement for public relation services. In consideration for the services to be rendered in accordance with the agreement, a warrant to purchase up to 70,000 common shares at $1.00 were issued with equal vesting quarterly for one year. Furthermore, a warrant to purchase up to 100,000 common shares at $1.00 were issued with vesting dependent upon achieving certain performance criteria. These warrants all expire on March 14, 2012. On October 15, 2010 the Company renewed the agreement, issuing additional warrants to purchase up to 50,000 common shares at $0.75 and up to 60,000 common shares at $1.00 with quarterly vesting over one year. Furthermore, warrants to purchase up to 100,000 common shares at $0.75 for the first six months and at $1.00 for the second six months was issued with vesting dependent upon achieving certain performance criteria. The performance warrants are fair valued each reporting period until performance is complete. The fair value of all other equity-based warrants are measured and recorded on the date that the performance required to earn the awards is complete which in the case of these awards coincides with the contractual vesting dates of the awards.

(b)	Each quarter the Company issued common shares to each non-management board member in lieu of cash compensation. The share compensation is based on the Company’s common share price on the grant date which is on or about the last day of the quarter.

(c)	The value of warrants that have expired unvested are reclassified to additional paid-in capital. A warrant issued in 2009, to purchase up to 100,000 common shares at $1.00, under a public relations services agreement expired in 2010 as the performance conditions were not achieved.

(d)	During 2011 common shares were issued to an employee in lieu of cash bonuses. The share compensation is based on the Company’s common share price on or about the last day prior to the date of grant.

(e)	During 2009, 2010 and 2011 the Company granted options to certain employees, officers and directors under a share option plan (note 12), enabling them to purchase common shares of the Company. During 2009, 13 employees exercised 635,187 options into common shares for gross proceeds of $254,075. During 2010, 25 employees exercised 280,451 options into common shares for gross proceeds of $128,603.

(f)	On April 2, 2008, the Company entered into a three year employment agreement with the Company’s Chief Executive Officer, which was renewed for a further one year period in April 2011. Compensation expenses associated with this agreement will be settled through the issuance of up to 300,000 common shares annually. Share compensation during the 2009 was $312,000 representing the issuance of 500,000 common shares, of which 200,000 common shares were issued subsequent to year end. Share compensation during the 2010 was $136,500 representing the issuance of 300,000 common shares. Share compensation during the 2011 was $108,000 representing the issuance of 300,000 common shares. The share compensation is based on the Company’s common share price on the date the common shares are granted

(g)	As part of the AllOne Settlement and Mutual Release Agreement dated June 17, 2010, HSA returned 6,956,152 Diversinet common shares to Diversinet for cancellation. The net impact of the transaction is a reduction in share capital by an amount equal to the product of the assigned value of the common shares ($2.04 per share) and the number of shares cancelled (6,956,152 common shares) less the reclassification of the $5,000,000 contingently puttable common shares from temporary equity. The increase in additional paid-in capital represents the product of the assigned value of the common shares ($2.04 per share) and the number of shares cancelled (6,956,152 common shares) less the fair value of the contingently puttable common stock recognized as other income being the product of the market value on the date of cancellation ($0.44 per share) and the number of shares cancelled (6,956,152 common shares).

The following table summarizes information about warrants outstanding at December 31, 2011:

Range of exercise price	Warrants outstanding	Number exercisable	Weighted average remaining contractual life – years
$0.75 - $1.00	280,000	180,000	1.02
	280,000	180,000	1.02

Basic and diluted earnings (loss) per share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
8.	Basic and diluted earnings (loss) per share:

Basic earnings per share have been calculated by dividing net income for the period by the weighted average number of shares outstanding during each period. Diluted earnings (loss) per share has been calculated by dividing net income (loss) for the period by the weighted average number of shares and potentially dilutive shares outstanding during the period. In computing diluted earnings (loss) per share, the treasury stock method is used to determine the number of shares assumed to be purchased from the conversion of share equivalents or the proceeds of option exercises. For periods with a net loss, common shares issuable upon the exercise of options and warrants that could dilute basic loss per share in the future were not included in the computation of diluted loss per share because to do so would have been anti-dilutive.

The following table sets forth the computation of basic and diluted net income (loss) per share:

	2011	2010	2009
Numerator:
Net income (loss) available to common shareholders	$(5,536,595)	$1,867,274	$1,910,799

Denominator:
Weighted average shares: basic	42,587,632	45,029,121	47,191,669
Effect of outstanding stock options and warrants	–	–	103,846
Weighted average shares: fully diluted	42,587,632	45,029,121	47,295,515

Net income (loss) per share: basic	(0.13)	0.04	0.04
Net income (loss) per share: fully diluted	(0.13)	0.04	0.04

For the years ended December 31, 2011 and 2010, the weighted average shares used to calculate basic and dilutive earnings per share were the same as the warrants and options outstanding were anti-dilutive.

Income taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9.	Income taxes:

Total income tax expense varies from the amounts that would be computed by applying the statutory rate to income (loss) before taxes for the following reasons:

	2011	2010	2009
Statutory income tax rate	28.25%	31%	33%
Income tax expense (recovery) on income (loss) before income taxes	$(1,564,088)	$578,855	$630,564
Increase (decrease) in income taxes resulting from:
Change in tax rate	155,286	(167,190)	1,808,773
Permanent differences	226,807	191,541	341,246
Provision to return true-ups	-	(355,640)	-
	(1,181,995)	247,566	2,780,583
Change in valuation allowance	1,181,995	(247,566)	(2,780,583)
	$–	$–	$–

The tax effects of significant temporary differences representing future tax assets are as follows:

Deferred tax assets:	2011	2010	2009
Operating loss carryforwards	$4,962,192	$4,099,392	$4,964,376
Capital loss carryforwards	230,443	230,443	221,459
Share issue costs	1,722	1,722	5,213
Research and development costs	4,139,600	3,867,819	3,439,806
Property and equipment, accounting basis less than tax basis	5,482,340	5,434,926	5,251,014
	$14,816,297	$13,634,302	$13,881,868
Valuation allowance	(14,816,297)	(13,634,302)	(13,881,868)
Net deferred tax assets	$–	$–	$–

The net valuation allowance increase of $1,181,995 comprises an increase of $1,181,995 related to the current year statutory rate reconciliation. The 2010 year’s reduction in valuation allowance of $247,566 comprises an increase of $355,640 relating to provision to tax return true-up items offset by the application of non-capital loss carryforwards, the benefit of which had not been previously recognized in the amount of $696,625. The 2009 year’s reduction in valuation allowance of $2,780,583 related primarily to the reduction of the gross carrying value of deferred tax assets caused by a reduction in income tax rates that totalled $1,999,340 offset by the application of non-capital loss carryforwards, the benefit of which had not been previously recognized ($743,693).

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers projected future taxable income, uncertainties related to the industry in which the Company operates and tax planning strategies in making this assessment.

At December 31, 2011, the Company has non-capital losses available for carryforward for Canadian income tax purposes amounting to $13,684,769. These losses expire in the following fiscal years:

2014	2,805,442
2015	4,080,632
2026	2,033,600
2027	1,293,038
2031	3,472,057
$13,684,769

The Company also has non-capital losses available for carryforward for United States income tax purposes amounting to $3,891,000 expiring between 2018 and 2031.

Segmented information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
10.	Segmented information:

The Company operates in a single reportable operating segment. This segment derives its revenue from the sale of secured wireless and identity management solutions and related products and services. As at December 31, 2011, 98% (2010 - 100%, 2009 - 100%) of the property and equipment were located in Canada.

A summary of sales to major customers that exceeded 10% of total sales and the approximate amount due from these customers during each of the years in the three-year period ended December 31, 2011 are as follows:

		Sales		Accounts Receivable
	2011	2010	2009	2011	2010
Customer 1	–	76%	82%	–	–
Customer 2	–	21%	15%	–	–
Customer 3	39%	–	–	–	–
Customer 4	31%	–	–	254,125	–
Customer 5	12%	–	–	15,884	–

Revenues attributable to geographic location based on the location of the customer during each of the years in the three-year period ended December 31, 2011 are as follows:

Sales:	2011	2010	2009
United States	$685,351	$4,826,334	$7,860,163
Canada	504,831	1,000	–
Asia	101,532	104,000	111,266
Other	–	500	1,500
	$1,291,714	$4,931,834	$7,972,929

During each of the years in the three-year period ended December 31, 2011 revenue is attributable as follows:

Sales:	2011	2010	2009
Consulting services	$437,904	$170,850	$535,095
Licensing	853,810	4,760,984	7,437,834
	$1,291,714	$4,931,834	$7,972,929

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments and contingencies:

Lease commitments:

Total future minimum lease payments including operating costs are as follows:

2012	325,852
2013	285,605
2014	330,821
2015	298,761
2016	299,852
2017	87,549
$1,628,440

Rental expense was $288,740 for the year ended December 31, 2011 (2010 - $231,044, 2009 - $211,768).

Share option plan	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.	Share option plan:

The Company grants options to certain employees, officers, directors and consultants under a share option plan (the “Plan”), enabling them to purchase common shares of the Company. The exercise price of an option under the Plan may not be less than the current market price of common shares on the day immediately proceeding the day the share option was granted. The Plan provides that the number of common shares reserved for issuance under the Plan shall not exceed 7,584,362 common shares (being 9,558,476 options reserved for issuance less 1,974,114 exercised to date). As at December 31, 2011, the number of common shares available for future grants of stock options amounts to 1,631,661. Subsequent to year end, the Board resolved to increase the Plan by 1,400,000 common shares, subject to shareholder approval. Furthermore, Dr. Pak, as part of his employment agreement in February 2012 received 1,400,000 options under the Plan, also subject to shareholder approval.

Assumptions used when valuing the options and warrants at their date of grant using the Black-Scholes option pricing model include: risk-free interest rate of 1.85% (2010 – 2.27%, 2009 – 2.68), weighted average expected life of five years, expected dividend yield of 0% and average volatility of 114% (2010, 154%, 2009 – 77%).

The following table summarizes information about stock options outstanding at December 31, 2011:

Options outstanding				Options vested
Range of exercise price	Number outstanding	Weighted average remaining contractual life – years	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.18 – $0.49	2,721,294	3.50	$0.44	1,182,601	$0.46
$0.50 – $0.60	2,371,875	1.32	0.57	1,780,625	0.57
$0.70 – $0.83	859,532	0.46	0.83	859,532	0.83
	5,952,701	2.19	$0.55	3,822,758	$0.59

Changes for the stock option plan during the years ended December 31 are as follows:

	Year ended 2011		Year ended 2010
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Options outstanding, beginning of year	5,184,813	$0.58	5,637,663	$0.61
Options granted	1,660,757	0.42	1,124,273	0.45
Options exercised	–	–	(280,451)	0.46
Options forfeited	(892,869)	0.32	(1,296,672)	0.63
Options outstanding, end of year	5,952,701	0.55	5,184,813	0.58
Options exercisable, end of year	3,822,758	0.59	2,937,262	0.63
Weighted average fair value of options granted during the year		$0.32		$0.34

During the year ended December 31, 2011, the Company recorded stock-based compensation expense of $669,952 (2010 - $658,991; 2009 - $1,195,570) related to stock options and warrants granted to employees, officers, directors and consultants.

The Company’s unvested share based payment awards consist of stock options granted under the stock options plan. The value of each unvested award is calculated using the fair value of the stock options on the grant date. The following table summarizes information about unvested stock options outstanding at December 31, 2011:

	Number of shares	Weighted average exercise price
Unvested options outstanding beginning of year	2,299,961	$0.51
Options granted	1,660,757	0.42
Options vested	(1,240,877)	0.50
Options forfeited	(589,898)	0.44
Unvested options outstanding end of year	2,129,943	$0.47

As of December 31, 2011, there was $777,000 unrecognized compensation cost related to Company’s stock options that is expected to be recognized over a period of 1.1 years.

Related party transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
13.	Related party transactions:

In April 2008, the Company entered into a three year employment agreement with the former Chief Executive Officer, Mr. Wahbe, which was renewed for a further one year period during 2011. Compensation payable to the CEO consists of an annual salary of up to Cdn$450,000, that is payable through the issuance of up to 300,000 Diversinet common shares annually, and a bonus of up to Cdn$300,000 that is payable through the issuance of up to 200,000 Diversinet common shares annually as determined by Diversinet’s Board of Directors. Compensation cost is capped at the value of the common shares issued under the terms of the agreement. The CEO is also entitled to reimbursement of up to Cdn$6,000 per month in expenses. In addition, in 2008, the Company granted the CEO options to purchase 1,500,000 common shares at $0.55 per share, vesting annually in arrears over a four year period. During 2008 Mr. Wahbe received 50,000 options. During 2011 and 2010 the former CEO received an additional 300,000 common shares and Cdn$72,000 in compensation. During 2009 the former CEO received 500,000 common shares (of which 200,000 common shares were issued subsequent to year end) and Cdn$72,000 in compensation. As of December 31, 2011, the former CEO owns 9,075,000 common shares and 1,500,000 options, representing approximately 23.8% of the issued and outstanding common shares of the Company, assuming the exercise of such options. The former CEO is also the Chairman of the Company’s Board of Directors. Effective December 14, 2011, the Company has engaged a new CEO.

In May 2011, we appointed Mr. Alan Portela, currently CEO of Airstrip Technologies Inc., to the Company’s board of directors. Additionally, Mr. Portela serves as chairman of the Diversinet Executive Advisory Board. The consulting firm founded by Mr. Portela, Hybrid Clinical Transformation LLC (“Hybrid”), has also been retained by Diversinet to provide sales and business development services. In 2011, options to purchase 513,257 common shares at $0.49 per share, vesting quarterly in arrears over a two year period were granted to Mr. Portela. During 2011, the Company paid Hybrid $70,000. The Company has transacted these services at the exchange amount.

In December 2011, we appointed Dr. Hon Pak, a recently retired Chief Information Officer (CIO) of the U.S. Army Medical Department, as interim Chief Executive Officer. The consulting firm founded by Dr. Pak, HSP Consulting (“HSP”) has been retained by Diversinet to provide Dr. Pak’s services. In 2011, options to purchase 300,000 common shares at $0.18 per share, vesting equally in December 2011, June 2012 and December 2012 were granted to Dr. Pak upon his appointment to the position of interim CEO. In addition, 50,000 common shares with a fair value of $0.41 per share, vesting quarterly in arrears over a two year period were granted to Dr. Pak in exchange for services rendered in his role as member of the Company’s advisory board. During 2011, the Company paid HSP $15,000. The Company has transacted these services at the exchange amount.

During June 2010 as part of the Settlement and Mutual Release Agreement, HSA returned 6,956,152 Diversinet common shares to Diversinet for cancellation, valued at $3,060,707 (at a per share price of $0.44, being the closing price on the day prior to the effective date of the settlement agreement). The Company had commercial transactions with subsidiaries of HSA as disclosed in note 6 to these financial statements.

Capital risk management	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Capital Risk Management [Text Block]
14.	Capital risk management:

The Company manages its capital to maintain its ability to continue as a going concern. The capital structure of the Company consists of cash and cash equivalents and equity comprised of issued capital, additional paid-in capital, share purchase warrants and deficit. The Company manages its capital structure and makes adjustments to it in light of economic conditions. The Company’s primary objective with respect to its capital management is to ensure it has sufficient cash resources to pursue its commercialization efforts and maintain its ongoing operations. The Company, upon approval from its Board of Directors, will balance its overall capital structure through new share issues, or by undertaking other activities as deemed appropriate under the specific circumstances. The Company is not subject to externally imposed capital requirements and the Company’s overall strategy with respect to capital risk management remains unchanged for the year ended December 31, 2011.

Financial risk management	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Financial Risk Management [Text Block]
15.	Financial risk management:

a) Overview: The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The Audit Committee reviews the Company’s risk management policies on an annual basis. The finance department identifies and evaluates financial risks and is charged with the responsibility of establishing controls and procedures to ensure that financial risks are mitigated in accordance with the approved policies.

b) Credit risk: Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises from the Company’s accounts receivables and cash and cash equivalents. The carrying amount of financial assets represents the maximum credit exposure. Our customer base is limited to a few large health service enterprises, financial services and security providers. As a result, we often maintain individually significant receivable balances due from them. The majority of the Company’s customers are located in the United States with the remaining located in Canada and Asia. At December 31, 2011 the accounts receivable balance was $287,155 (2010 - $75,150).

The Company invests its excess cash with the objective of maintaining safety of principal and providing adequate liquidity to meet all current payment obligations and future planned capital expenditures and with the secondary objective of maximizing the overall yield of the portfolio. The Company’s cash is not subject to any external restrictions. Investments must be rated at least investment grade by recognized rating agencies. Given these high credit ratings, the Company does not expect any counterparties to these investments to fail to meet their obligations.

c) Liquidity risk: Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. As detailed in note 1 above, the Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. The Company manages its liquidity risk by continuously monitoring forecast and actual revenues and expenditures and cash flows from operations. Senior management is also actively involved in the review and approval of planned expenditures. All of the Company’s financial liabilities have contracted maturities of less than one year.

d) Market risk: Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or the value of its financial instruments.

(i) Interest rate risk: Based on management’s knowledge and experience of the financial markets, management does not believe that the Company’s current financial instruments will be affected by interest rate risk. Interest rate risk is remote as interest rates on the Company’s cash equivalents are fixed with maturity dates of less than 90 days. A change of 1% in interest rates at December 31, 2011 would not have a significant impact on the Company’s results of operations due to the short term to maturity of the investments held.

(ii) Currency risk: The Company operates internationally with the U.S. dollar as its functional currency and therefore is exposed to foreign exchange risk from various currencies, primarily Canadian dollars. Foreign exchange risk arises from purchase transactions as well as recognized financial assets and liabilities denominated in foreign currencies. The Company's main objective in managing its foreign exchange risk is to maintain Canadian cash on hand to support Canadian forecasted obligations and cash flows. To achieve this objective the Company monitors forecasted cash flows in foreign currencies and attempts to mitigate the risk by modifying the nature of cash and cash equivalents held. During fiscal 2011 and 2010 the Company maintained a portion of its cash resources in both U.S. and Canadian dollar cash and cash equivalents. The Company does not have any foreign currency derivative instruments outstanding at December 31, 2011.

Balances in foreign currencies at December 31, 2011 are as follows:	Canadian Dollars
Cash and cash equivalents	$44,783
Accounts payable and accrued liabilities	$327,146

Fluctuations in the Canadian dollar exchange rate could have a potentially significant impact on the Company's results from operations. However, they would not impair or enhance the ability of the Company to pay its foreign currency-denominated expenses as such items would be similarly affected.

e) Fair value of financial instruments: For cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities carrying amounts approximate fair value due to the relatively short periods to maturity of these financial instruments. Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates. The Company’s fair values of financial instruments that are carried at fair value on the consolidated balance sheets are at the quoted market price which is categorized as Level 1 in the fair value hierarchy. There were no financial instruments categorized in Level 2 or 3 (valuation technique using observable market inputs or valuation technique using non-observable market inputs) as at December 31, 2011 and 2010.